Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements of VIEs and their subsidiaries - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements of VIEs and their subsidiaries [Line Items]
Total current asset	$ 43,832,012	$ 5,988,899
Total assets	47,223,358	9,793,910
Total current liabilities	11,146,286	1,295,055
Total liabilities	11,826,417	1,295,055
Financial services revenue	42,190,191	2,525,524
Net income	11,583,787	1,600,661
Net cash provided by operating activities	2,560,400	824,462
Net cash (used in) investing activities	(13,321,524)	(3,132,684)
Net cash provided by financing activities	$ 4,051,162	$ 3,044,235